Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
27	Events subsequent to the statement of financial position date

On January 10, 2019, Materialise NV granted a €2.5 million convertible loan to Fluidda NV (“Fluidda”). This investment is part of a general collaboration, bringing the possibilities of 3D printing to the pulmonology market, combining Fluidda’s Functional Respiratory Imaging methods with Materialise’s expertise in medical engineering. Part of the funds will be used to expand the development of Functional Respiratory Imaging methods driven 3D printed devices for personalized monitoring of airflow distribution in lung patients, using advanced machine learning and artificial intelligence.

There are no other significant events subsequent to the statement of financial position date that would require adjustments or disclosures to the financial statements.